Other Operating Income/(Expenses) - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other operating income expense [abstract]
Research expenses as incurred	$ 276	$ 244	$ 207